INVESCO CAPITAL APPRECIATION FUNDS, INC.
                             (July 3, 1997)

                INVESCO EMERGING OPPORTUNITY FUNDS, INC.
           (October 1, 1997, as Supplemented October 8, 1997)

                       INVESCO GROWTH FUND, INC.
                           (January 1, 1998)

                       INVESCO INCOME FUNDS, INC.
                           (January 1, 1998)

                  INVESCO INDUSTRIAL INCOME FUND, INC.
                           (November 1, 1997)

                    INVESCO MONEY MARKET FUNDS, INC.
                           (October 1, 1997)

                   INVESCO MULTIPLE ASSET FUNDS, INC.
                         INVESCO Balanced Fund
                           (December 1, 1997)

                   INVESCO STRATEGIC PORTFOLIOS, INC.
                            (March 1, 1997)

                  INVESCO TAX-FREE INCOME FUNDS, INC.
                           (November 1, 1997)

            Supplement to Prospectus(es) of the Above Funds
               Date of Which Are Indicated in Parenthesis

On January 2, 1998, all employees of the Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Prospectus(es) should be deleted.

The date of this supplement is February 3, 1998.

                   INVESCO MULTIPLE ASSET FUNDS, INC.

           Supplement to Statement of Additional Information
                         dated December 1, 1997


On January 2, 1998, all employees of the INVESCO Balanced Fund's (the "Fund") sub- adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Fund with sub-advisory services were made employees of the Fund's investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund, and IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Fund, the cost of those services to those Fund, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Statement of Additional Information should be deleted.

In addition, the Section of the above Company's Statement of Additional Information entitled "The Fund and Its Management - Sub-Advisory Agreement" is amended to (1) delete the third paragraph and (2) substitute the following new paragraph in its place:

                  The Sub-Agreement provides that as compensation for its services, IMR shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Multi-Asset Allocation Fund's net assets. The fee is calculated at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.25% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2166% on the next $500 million of the Fund's average net assets and 0.1667% on the Fund's average net assets in excess of $1 billion.

This Supplement supersedes the Supplement dated December 31, 1997.

The date of this Supplement is February 3, 1998.